Borrowings - Schedule of Borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	May 27, 2019
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 1,526.9	$ 1,845.8
Current borrowings	(83.5)	(684.9)
Non-current borrowings	1,443.4	1,160.9
US $1 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	601.4	$ 250.0
Name of borrower	Orogen
Nominal interest rate	4.875
Maturity date	7 October 2020
US$500 million 5-year notes issue (the 5-year notes) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 497.0	496.3
Name of borrower	Orogen
Nominal interest rate	5.125
Maturity date	15 May 2024
US$500 million 10-year notes issue (the 10-year notes) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 496.4	496.1
Name of borrower	Orogen
Nominal interest rate	6.125
Maturity date	15 May 2029
US$150 million revolving senior secured credit facility [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 83.5	83.5
Name of borrower	La Cima
Nominal interest rate	LIBOR plus 2.80
Commitment fee	0.50%
Maturity date	19 September 2021
US$100 million revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0
Name of borrower	Ghana
Nominal interest rate	LIBOR plus 3.50
Commitment fee	1.40%
Maturity date	30 November 2021
Facility A (US $380 Million) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0
Name of borrower	Orogen
Nominal interest rate	LIBOR plus 2.25
Maturity date	6 June 2020
Facility B (US $360 Million) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0
Name of borrower	Orogen
Nominal interest rate	LIBOR plus 1.95
Commitment fee	0.68%
Maturity date	6 June 2021
Facility C (US $550 Million) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0
Name of borrower	Orogen
Nominal interest rate	LIBOR plus 2.20
Commitment fee	0.77%
Maturity date	6 June 2021
US$1,200 million revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 250.0	0.0
Facility A (US$600 million 3-year revolving credit facility) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 250.0	0.0
Name of borrower	Orogen/Ghana
Nominal interest rate	LIBOR plus 1.45
Commitment fee	0.51%
Maturity date	25 July 2022
Facility B (US$600 million 5-year revolving credit facility) [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0
Name of borrower	Orogen/Ghana
Nominal interest rate	LIBOR plus 1.70
Commitment fee	0.60%
Maturity date	25 July 2024
R 1,500 Million Nedbank Revolving Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0
Name of borrower	GFIJVH/GFO
Nominal interest rate	JIBAR plus 2.80
Commitment fee	0.90%
Maturity date	8 May 2023
R 500 million Absa Bank revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0
Name of borrower	GFIJVH/GFO
Nominal interest rate	JIBAR plus 2.20
Commitment fee	0.77%
Maturity date	15 April 2023
AU $ 500 Million Syndicated Revolving Credit Facility Old [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	168.5
Name of borrower	Gruyere
Nominal interest rate	BBSY plus 2.175
Commitment fee	0.87%
Maturity date	24 May 2021
AU $ 500 Million Syndicated Revolving Credit Facility New [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 200.0	0.0
Name of borrower	Gruyere
Nominal interest rate	BBSY plus 2.200
Commitment fee	0.88%
Maturity date	19 November 2023
R 500 Million Rand Merchant Bank Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	0.0
Name of borrower	GFIJVH/GFO
Nominal interest rate	JIBAR plus 2.15
Commitment fee	0.71%
Maturity date	15 April 2023
Short-term Rand Uncommitted Credit Facilities [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0.0	$ 0.0
Commitment fee	0.00%